Capital Requirements and Restrictions on Retained Earnings	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Capital Requirements and Restrictions on Retained Earnings Disclosure [Abstract]
Capital Requirements and Restrictions on Retained Earnings

14. Capital Requirements and Restrictions on Retained Earnings

Under banking law, there are legal restrictions limiting the amount of dividends the Company can declare. Approval of the regulatory authorities is required if the effect of the dividends declared would cause regulatory capital of the Company to fall below specified minimum levels.

The Bank is subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined). Management believes, as of March 31, 2015 and December 31, 2014 that the Bank met all capital adequacy requirements to which it was subject.

As of March 31, 2015 and December 31, 2014, the Bank’s capital ratios exceeded those levels necessary to be categorized as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized”, the Bank must maintain minimum total risk‑based, Tier 1 risk‑based and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since March 31, 2015 that management believes have changed the Bank’s category.

A comparison of the Company’s and Bank’s actual capital amounts and ratios to required capital amounts and ratios is presented in the following table:

								To Be Well
								Capitalized Under
				For Capital				Prompt Corrective
	Actual			Adequacy Purposes				Action Provisions
	Amount	Ratio		Amount		Ratio		Amount		Ratio
As of March 31, 2015
Total capital (to risk weighted assets)
Company	$109,414	17.16%	≥	$51,015	≥	8.0%	≥	N/A	≥	N/A
Bank	$82,235	12.91%	≥	$50,977	≥	8.0%	≥	$63,722	≥	10.0%
Tier 1 capital (to risk weighted assets)
Company	$98,427	15.43%	≥	$25,508	≥	4.0%	≥	N/A	≥	N/A
Bank	$76,229	11.96%	≥	$25,489	≥	4.0%	≥	$38,233	≥	6.0%
Tier 1 capital (to average assets)
Company	$98,427	12.78%	≥	$30,800	≥	4.0%	≥	N/A	≥	N/A
Bank	$76,229	9.90%	≥	$30,790	≥	4.0%	≥	$38,487	≥	5.0%
As of December 31, 2014
Total capital (to risk weighted assets)
Company	$107,197	17.22%	≥	$49,814	≥	8.0%	≥	N/A	≥	N/A
Bank	$79,616	12.79%	≥	$49,788	≥	8.0%	≥	$62,235	≥	10.0%
Tier 1 capital (to risk weighted assets)
Company	$96,236	15.46%	≥	$24,907	≥	4.0%	≥	N/A	≥	N/A
Bank	$73,635	11.83%	≥	$24,894	≥	4.0%	≥	$37,341	≥	6.0%
Tier 1 capital (to average assets)
Company	$96,236	12.66%	≥	$30,400	≥	4.0%	≥	N/A	≥	N/A
Bank	$73,635	9.69%	≥	$30,386	≥	4.0%	≥	$37,983	≥	5.0%

23. Capital Requirements and Restrictions on Retained Earnings

        Under banking law, there are legal restrictions limiting the amount of dividends the Company can declare. Approval of the regulatory authorities is required if the effect of the dividends declared would cause regulatory capital of the Company to fall below specified minimum levels.

        The Bank is subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

        Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined). Management believes, as of December 31, 2014 and 2013 that the Bank met all capital adequacy requirements to which it was subject.

        As of December 31, 2014 and 2013, the Bank's capital ratios exceeded those levels necessary to be categorized as "well capitalized" under the regulatory framework for prompt corrective action. To be categorized as "well capitalized", the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since December 31, 2014 that management believes have changed the Bank's category.

        A comparison of the Company's and Bank's actual capital amounts and ratios to required capital amounts and ratios is presented in the following table:

	Actual			For Capital Adequacy Purposes				To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio		Amount		Ratio		Amount		Ratio
As of December 31, 2014:
Total capital (to risk weighted assets)
Company	$107,197	17.22%	≥	$49,814	≥	8.0%	≥	N/A	≥	N/A
Bank	$79,616	12.79%	≥	$49,788	≥	8.0%	≥	$62,235	≥	10.0%
Tier 1 capital (to risk weighted assets)
Company	$96,236	15.46%	≥	$24,907	≥	4.0%	≥	N/A	≥	N/A
Bank	$73,635	11.83%	≥	$24,894	≥	4.0%	≥	$37,341	≥	6.0%
Tier 1 capital (to average assets)
Company	$96,236	12.66%	≥	$30,400	≥	4.0%	≥	N/A	≥	N/A
Bank	$73,635	9.69%	≥	$30,386	≥	4.0%	≥	$37,983	≥	5.0%
As of December 31, 2013:
Total capital (to risk weighted assets)
Company	$59,100	11.74%	≥	$40,288	≥	8.0%	≥	N/A	≥	N/A
Bank	$57,275	11.37%	≥	$40,296	≥	8.0%	≥	$50,370	≥	10.0%
Tier 1 capital (to risk weighted assets)
Company	$49,103	9.75%	≥	$20,144	≥	4.0%	≥	N/A	≥	N/A
Bank	$52,257	10.37%	≥	$20,148	≥	4.0%	≥	$30,222	≥	6.0%
Tier 1 capital (to average assets)
Company	$49,103	8.06%	≥	$24,373	≥	4.0%	≥	N/A	≥	N/A
Bank	$52,257	8.58%	≥	$24,369	≥	4.0%	≥	$30,461	≥	5.0%